Consolidated Statements of Changes in Equity ¥ in Thousands, $ in Thousands	Share capital CNY (¥) shares	Share capital USD ($) shares	Additional paid-in Capital CNY (¥)	Additional paid-in Capital USD ($)	Treasury stock CNY (¥) shares	Treasury stock USD ($) shares	Accumulated other comprehensive losses CNY (¥)	Accumulated other comprehensive losses USD ($)	Retained earnings CNY (¥)	Retained earnings USD ($)	Non-controlling interests CNY (¥)	Non-controlling interests USD ($)	CNY (¥) shares	USD ($) shares
Balance at Mar. 31, 2019	¥ 83		¥ 2,101,582		¥ (2,815)		¥ (88,738)		¥ 1,407,223		¥ 5,427		¥ 3,422,762
Balance, shares at Mar. 31, 2019 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									470,717		7,011		477,728
Other comprehensive losses							(5,925)						(5,925)
Dividend declared to holder of non-controlling interests											(6,074)		(6,074)
Balance at Mar. 31, 2020	¥ 83		2,101,582		¥ (2,815)		(94,663)		1,877,940		6,364		3,888,491
Balance, shares at Mar. 31, 2020 | shares	121,687,974	121,687,974			(136,899)	(136,899)
Net income									508,247		7,958		516,205
Other comprehensive losses							(8,516)						(8,516)
Dividend declared to holder of non-controlling interests											(7,729)		(7,729)
Balance at Mar. 31, 2021	¥ 83		2,101,582		¥ (2,815)		(103,179)		2,386,187		6,593		¥ 4,388,451
Balance, shares at Mar. 31, 2021 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075
Net income									501,065		8,418		¥ 509,483	$ 80,369
Other comprehensive losses							(3,607)						(3,607)
Dividend declared to holder of non-controlling interests											(9,355)		(9,355)
Balance at Mar. 31, 2022	¥ 83	$ 13	¥ 2,101,582	$ 331,516	¥ (2,815)	$ (444)	¥ (106,786)	$ (16,845)	¥ 2,887,252	$ 455,453	¥ 5,656	$ 892	¥ 4,884,972	$ 770,585
Balance, shares at Mar. 31, 2022 | shares	121,687,974	121,687,974			(136,899)	(136,899)							121,551,075	121,551,075